Equity (Details) - Schedule of capital (number of shares) - shares	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Equity (Details) - Schedule of capital (number of shares) [Line Items]
Total shares of paid-up capital	102,377,007	102,377,008
Total free float shares	59,244,226	58,370,851
Free float shares as percentage of total shares (%)	58.00%	57.00%
Cresud S.A.C.I.F.Y.A. [Member]
Equity (Details) - Schedule of capital (number of shares) [Line Items]
Total shares of paid-up capital	39,159,930	40,366,917
Board of Directors [Member]
Equity (Details) - Schedule of capital (number of shares) [Line Items]
Total shares of paid-up capital	189,700	190,800
Executive Board [Member]
Equity (Details) - Schedule of capital (number of shares) [Line Items]
Total shares of paid-up capital	249,653	263,353
Officers [Member]
Equity (Details) - Schedule of capital (number of shares) [Line Items]
Total shares of paid-up capital	439,353	454,153
Treasury [Member]
Equity (Details) - Schedule of capital (number of shares) [Line Items]
Total shares of paid-up capital	3,533,498	3,185,087
Other [Member]
Equity (Details) - Schedule of capital (number of shares) [Line Items]
Total shares of paid-up capital	59,244,226	58,370,851